Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Issuances

The following is a summary of option issuances to date under the Incentive Plan:

	Number of Options	Weighted average Exercise Price
Options outstanding at January 1, 2014	—	NA
Options issued during the year	728,750	NA
Options exercised during the year	—	NA

Options outstanding at December 31, 2014	728,750	NA

Schedule of Assumptions Used to Value Stock Options Granted

The assumptions used to value the stock options granted during the year ended December 31, 2013 were as follows:

Dividend yield	None
Expected term	2.4 years
Risk-free interest rate	0.314%
Volatility	29.84%

Summary of Recognized Share Based Compensation

The following is a summary of the share based compensation recognized during the year ended December 31, 2014:

December 31, 2014
2013 Incentive Plan	2,075
Equity Incentive Plan 2014	2,348
Founder share capital	49,310

53,733